LEASE - Carrying amount of right-of-use and movement during the year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 14,287,838		¥ 15,890,437
Additions	6,601,078		76,779	¥ 1,247,858
Additions	124,898
Transfer from property, plant and equipment (Note 7)	68,377		885,141
Lease modification	6,147,096		(55,797)
Transfer to property, plant and equipment	(1,343,028)		(1,663,686)
Transfer investment properties (Note 8)	(90,314)		45,885
Disposals	(17,774)		(15,792)
Depreciation	(744,511)		(767,553)	(1,075,825)
Impairment losses	(90,090)		(15,790)	(1,448)
Currency translation differences	3,644		(16)
Balance at the end	18,346,136	$ 2,878,909	14,287,838	15,890,437
Right of Use Assets Pledged as Security	179,683		273,451
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	235,169		287,255
Additions			15,023
Additions	8,547
Lease modification	377,873		(12,301)
Transfer to property, plant and equipment	(143,646)
Depreciation	(121,955)		(54,792)
Currency translation differences	(23)		(16)
Balance at the end	355,965		235,169	287,255
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	1,764,196		3,756,305
Additions			8,831
Additions	6,424
Transfer to property, plant and equipment	(1,199,382)		(1,663,686)
Depreciation	(128,617)		(321,464)
Impairment losses	(67,744)		(15,790)
Balance at the end	374,877		1,764,196	3,756,305
Land use rights
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	12,288,473		11,846,877
Additions			52,925
Additions	109,927
Transfer from property, plant and equipment (Note 7)	68,377		885,141
Lease modification	5,769,223		(43,496)
Transfer investment properties (Note 8)	(90,314)		45,885
Disposals	(17,774)		(15,792)
Depreciation	(493,939)		(391,297)
Impairment losses	(22,346)
Currency translation differences	3,667
Balance at the end	¥ 17,615,294		¥ 12,288,473	¥ 11,846,877